Note 10: Stockholders' Equity: Authorized (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Authorized

AUTHORIZED

The Company is authorized to issue 5,000,000,000 shares of $0.0001 par value common stock and 50,000,000 shares of preferred stock, par value $0.0001. All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company. Preferred Stock or series thereof, if provided, by the Board of Directors of the Company, shall have voting rights, such Preferred Stock or series shall vote only on a share for share basis with the Common Stock on any matter, including but not limited to the election of directors, for which such Preferred  Stock or series has such rights.

On July 20, 2010, the Company filed a Certificate of Amendment to the Company’s certificate of incorporation with the Nevada Secretary of State, which increased the Company’s authorization to issue 5,000,000,000 shares of $0.0001 par value common stock, refer to NOTE 15: CORPORATE ACTIONS.

On November 30, 2011 and January 12, 2013, the Board of Directors of the Company approved the allocation of 4,000,000 of the 50,000,000 authorized Preferred Shares of the Company as Series A Preferred Shares with the following rights:

Convertible to one hundred (100) common shares of the Company for each one (1) Series A Preferred Share
Voting rights equal to one hundred (100) votes for each Series A Preferred Share

The consideration for one (1) Series A Preferred Share is set at $0.50.

On April 29, 2013, the Board of Directors of the Company approved  the authorization of seven hundred fifty thousand (750,000) Preferred Shares, designated as Series B Preferred Shares (Series B Shares), with a value of fifty cents ($0.50) per Series B Preferred Share, each with the following rights:

1.       May be converted by the holder into Company common stock. The conversion ratio is such that if the full 750,000 Series B Shares are issued, convert into Company common shares representing 70% of the fully diluted outstanding common shares outstanding after the conversion (which includes all common shares outstanding plus all common shares potentially issuable upon the conversion of all derivative securities not held by the holder).

2.       If the full 750,000 Series B Shares are not issued, the issued Series B Shares divided by 750,000 multiplied by 70% will represent the percentage of the fully diluted outstanding common shares outstanding after the conversion (which includes all common shares outstanding plus all common shares potentially issuable upon the conversion of all derivative securities not held by the holder). For example: 500,000 Series B Shares issued  will result in the holder having 46.67% (500,000/750,000 X 70% = 46.67%) of the fully diluted outstanding common shares.

3.       The holder of Series B Shares may cast the number of votes at a shareholders meeting or by written consent that equals the number of common shares into which the Series B Shares are convertible on the record date for the shareholder action.

4.       In the event the Board of Directors declares a dividend payable to Company common shareholders, the holders of Series B Shares will receive the dividend that would be payable if the Series B Shares were converted into Company common shares prior to the dividend.

5.       In the event of a liquidation of the Company, the holders of Series B Shares will receive a preferential distribution of $0.001 per share, and will share in the distribution as if the Series B Shares had been converted into common shares.

The Series B Preferred Shares would be offered by the discretion of the President to existing shareholders holding more than 10% of the issued and outstanding shares of the Company or to directors of the Company. The subscribers for the Series B Shares will agree to execute a Series B Shares Unanimous Shareholders Agreement which will include right of first refusal to buy or sell the Series B Shares between the Series B Share holders or directors of the Company.